John Hancock
Global Equity Fund
Quarterly portfolio holdings 5/31/2024

Fund’s investments
As of 5-31-24 (unaudited)
	Shares	Value
Common stocks 95.5%		$570,214,624
(Cost $411,470,735)
France 14.4%		85,690,716
Air Liquide SA	42,676	8,401,763
Capgemini SE	26,688	5,407,025
Carrefour SA	453,946	7,402,709
Cie de Saint-Gobain SA	189,312	16,714,557
Publicis Groupe SA	82,617	9,279,910
Sanofi SA	144,557	14,152,366
Thales SA	50,282	9,131,746
TotalEnergies SE	207,477	15,200,640
Germany 1.0%		6,045,759
DHL Group	143,604	6,045,759
Ireland 1.9%		11,277,239
Accenture PLC, Class A	18,104	5,110,578
Ryanair Holdings PLC, ADR	50,696	6,166,661
Japan 10.9%		65,291,282
FANUC Corp.	422,420	11,824,419
Mitsubishi Estate Company, Ltd.	422,978	7,133,010
Sumitomo Mitsui Financial Group, Inc.	413,600	27,069,755
Sumitomo Mitsui Trust Holdings, Inc.	301,400	7,007,418
Tokyo Electric Power Company Holdings, Inc. (A)	2,041,600	12,256,680
Netherlands 4.8%		28,635,852
ING Groep NV	856,370	15,299,307
Koninklijke Ahold Delhaize NV	240,993	7,473,901
Stellantis NV	264,608	5,862,644
Spain 1.7%		10,397,037
Amadeus IT Group SA	145,653	10,397,037
Switzerland 1.5%		8,674,365
Chubb, Ltd.	32,030	8,674,365
United Kingdom 0.9%		5,197,102
Reckitt Benckiser Group PLC	90,806	5,197,102
United States 58.4%		349,005,272
Abbott Laboratories	82,965	8,478,193
Alphabet, Inc., Class A (A)	118,213	20,391,743
Analog Devices, Inc.	35,914	8,421,474
Apple, Inc.	97,423	18,729,572
Arthur J. Gallagher & Company	29,949	7,586,980
AutoZone, Inc. (A)	3,917	10,849,855
Bank of America Corp.	262,775	10,508,372
Cisco Systems, Inc.	174,499	8,114,204
ConocoPhillips	137,517	16,017,980
Corteva, Inc.	107,694	6,024,402
CRH PLC	24,613	2,012,359
CRH PLC (London Stock Exchange)	152,290	12,018,113
CSX Corp.	236,854	7,993,823
Darden Restaurants, Inc.	67,070	10,086,657
Elevance Health, Inc.	32,580	17,543,678
Emerson Electric Company	75,409	8,457,873
2	JOHN HANCOCK GLOBAL EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United States (continued)
GE HealthCare Technologies, Inc.	137,345	$10,712,910
Intercontinental Exchange, Inc.	64,964	8,698,680
L3Harris Technologies, Inc.	27,085	6,089,521
Lennar Corp., Class A	37,435	6,002,702
Lowe’s Companies, Inc.	49,053	10,854,938
McKesson Corp.	17,118	9,750,242
Microsoft Corp.	72,621	30,147,156
Oracle Corp.	74,835	8,769,914
Otis Worldwide Corp.	80,191	7,954,947
Philip Morris International, Inc.	182,171	18,468,496
Target Corp.	49,532	7,734,917
The Walt Disney Company	84,831	8,814,789
T-Mobile US, Inc.	55,879	9,776,590
United Rentals, Inc.	12,257	8,204,958
Walmart, Inc.	102,312	6,728,037
Waste Management, Inc.	28,383	5,981,150

Wells Fargo & Company	184,914	11,080,047
Preferred securities 3.2%		$19,390,882
(Cost $17,937,980)
South Korea 3.2%		19,390,882
Samsung Electronics Company, Ltd.	444,428	19,390,882

	Yield (%)	Shares	Value
Short-term investments 1.0%			$5,844,960
(Cost $5,844,960)
Short-term funds 1.0%			5,844,960
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	5.1414(B)	5,844,960	5,844,960

Total investments (Cost $435,253,675) 99.7%	$595,450,466
Other assets and liabilities, net 0.3%	1,726,033
Total net assets 100.0%	$597,176,499

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 5-31-24.
The fund had the following sector composition as a percentage of net assets on 5-31-24:
Information technology	17.5%
Financials	16.3%
Industrials	15.7%
Health care	10.1%
Consumer discretionary	9.0%
Consumer staples	8.8%
Communication services	8.1%
Energy	5.3%
Materials	4.7%
Utilities	2.0%
Real estate	1.2%
Short-term investments and other	1.3%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL EQUITY FUND	3

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2024, by major security category or type:
	Total value at 5-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
France	$85,690,716	—	$85,690,716	—
Germany	6,045,759	—	6,045,759	—
Ireland	11,277,239	$11,277,239	—	—
Japan	65,291,282	—	65,291,282	—
Netherlands	28,635,852	—	28,635,852	—
Spain	10,397,037	—	10,397,037	—
Switzerland	8,674,365	8,674,365	—	—
United Kingdom	5,197,102	—	5,197,102	—
United States	349,005,272	336,987,159	12,018,113	—
Preferred securities	19,390,882	—	19,390,882	—
Short-term investments	5,844,960	5,844,960	—	—
Total investments in securities	$595,450,466	$362,783,723	$232,666,743	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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